[LETTERHEAD OF WACHTELL, LIPTON, ROSEN & KATZ]

VIA EDGAR AND FEDEX

Mr. John Reynolds

Assistant Director

Division of Corporation Finance

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Freeport-McMoRan Copper & Gold Inc.
Registration Statement on Form S-4
Filed December 28, 2012
File No. 333-185747

Dear Mr. Reynolds:

On behalf of Freeport-McMoRan Copper & Gold Inc. (“FCX”), set forth below are responses to the comments of the Staff of the Division of Corporation Finance (the “Staff”) that appeared in your letter dated January 24, 2013, with respect to the above-referenced filing. We have also included in this letter, where applicable, responses communicated to us by counsel to, and/or representatives of, Plains Exploration & Production Company (“PXP”) and Barclays Capital Inc. (“Barclays”).

This letter and Amendment No. 1 (“Amendment No. 1”) to the Registration Statement on Form S-4 (File No. 333-185747) are being filed electronically via the EDGAR system today. In addition to the EDGAR filing, we are delivering a hard copy of this letter, along with five copies of Amendment No. 1 marked to indicate changes from the version filed on December 28, 2012. Barclays is providing, under separate cover, supplemental information responsive to comment 13, for which, due to its highly sensitive and confidential commercial and financial nature, Barclays is requesting confidential treatment under the Freedom of Information Act, as amended, in accordance with 17 C.F. R. § 200.83(c).

For the Staff’s convenience, the text of the Staff’s comments is set forth below in bold followed in each case by the response. Terms not otherwise defined in this letter shall have the meanings set forth in Amendment No. 1. All references to page numbers in these responses are to the pages in the marked version of Amendment No. 1.

Letter to Shareholders

1.	Please provide the disclosure required by Item 501(b)(2) of Regulation S-K. In addition, please clearly disclose the total merger consideration, both the total cash and total number of shares.

Response: In response to the Staff’s comment, the disclosure in the letter to PXP stockholders in Amendment No. 1 has been revised.

WACHTELL, LIPTON, ROSEN & KATZ

John Reynolds

United States Securities and Exchange Commission

February 8, 2013

2.	Please disclose in the letter to shareholders, or provide a cross-reference to the disclosure in the proxy statement, the interests of PXP officers and directors in the merger.

Response: In response to the Staff’s comment, the disclosure in the letter to PXP stockholders in Amendment No. 1 has been revised.

Summary, page 6

3.	For investor clarity, please include a chart that identifies each officer or director of PXP, FCX and MMR that serves as an officer or director of more than one of the companies. Cleary identify the role(s) of each officer or director at each company. Lastly, provide tabular disclosure indicating the ownership of stock of each company in the other two companies.

Response: In response to the Staff’s comment, the disclosure on page 16 of Amendment No. 1 has been revised.

4.	Please consider revising the first risk factor on page 29 to clarify that because the merger consideration is a fixed dollar amount and a fixed exchange ratio of FCX common stock, PXP shareholders could be adversely affected by a decrease in the trading price of FCX common stock during the pendency of the transaction.

Response: In response to the Staff’s comment, the disclosure on page 30 of Amendment No. 1 has been revised.

Background of the Merger, page 39

5.	We note your disclosure on page 39 that Mr. Moffett and Mr. Flores have periodically discussed the long-term strategic goals and objectives of each of FCX, MMR and PXP. Please revise your disclosure to clarify how long and in what capacities Mr. Moffett and Mr. Flores have been periodically engaging in such discussions.

Response: In response to the Staff’s comment, the disclosure on pages 40 and 41 of Amendment No. 1 has been revised.

6.	We note your disclosure on page 40 that subsequent to a meeting of the PXP Board on April 3, 2012, representatives of PXP contacted representatives of Barclays about “the potential transaction” between PXP and FCX. Please expand your disclosure here to clarify the structure of the potential transaction discussed with Barclays. In addition, please discuss whether the PXP Board had eliminated the possibility of FCX acquiring the MMR common stock owned by PXP outright by April 3, 2012 and, if so, why the PXP Board determined not to pursue that alternative.

WACHTELL, LIPTON, ROSEN & KATZ

John Reynolds

United States Securities and Exchange Commission

February 8, 2013

Response: In response to the Staff’s comment, the disclosure on page 41 of Amendment No. 1 has been revised.

7.	We note your disclosure on page 40 that the FCX special committee was “authorized to review, evaluate and, as appropriate, negotiate with either or both MMR and PXP regarding a possible transaction, with a view toward making a recommendation to the FCX Board as to whether FCX should pursue a transaction with either company.” Please revise your disclosure to clarify whether the FCX special committee was authorized to consider alternatives to business combination transactions with one or both of MMR and PXP. In addition, please revise your disclosure to clarify whether the FCX Board was considering alternatives to potential transactions with one or both of MMR and PXP in May 2012.

Response: In response to the Staff’s comment, the disclosure on page 41 of Amendment No. 1 has been revised.

8.	Please revise your disclosure to discuss whether the FCX Board considered a potential business combination transaction with any other oil and gas companies and, if not, why.

Response: In response to the Staff’s comment, the disclosure on page 41 of Amendment No. 1 has been revised.

9.	Please discuss the reason(s) for PXP’s preference that any potential transaction with FCX include FCX common stock as a significant portion of the consideration payable to PXP shareholders as disclosed in the fifth full paragraph on page 42.

Response: In response to the Staff’s comment, the disclosure on page 44 of Amendment No. 1 has been revised.

10.	We note your disclosure on page 43 regarding PXP Board discussions concerning the potential role of PXP’s senior management in the management of the combined company. Please revise your disclosure to discuss the apparent conflicts of interest of the PXP Board, of which Mr. Flores is Chairman, as a result of the potential role of PXP’s senior management in the management of the combined company. In addition, please revise your disclosure to clarify whether the PXP Board or the FCX special committee initiated the discussion regarding the potential role of PXP’s senior management in the management of the combined company.

WACHTELL, LIPTON, ROSEN & KATZ

John Reynolds

United States Securities and Exchange Commission

February 8, 2013

Response: In response to the Staff’s comment, the disclosure on page 45 of Amendment No. 1 has been revised.

11.	We note your disclosure on page 45 that on December 3, 2012, “Mr. Allison informed the FCX special committee that PXP had indicated that it was prepared to recommend to its board that PXP enter into a definitive agreement providing for a transaction at a price of $50 per share consisting of an equal amount of cash and FCX common stock as merger consideration.” Please revise your disclosure to clarify who was prepared to make the recommendation to the PXP Board that PXP enter into a definitive agreement with FCX.

Response: In response to the Staff’s comment, the disclosure on page 47 of Amendment No. 1 has been revised.

12.	Please revise your disclosure to describe the negotiations and the contemplated roles of each of Messrs. Moffett, Adkerson and Flores in the combined company, as discussed during the FCX special committee meeting on the evening of December 3, 2012.

Response: In response to the Staff’s comment, the disclosure on page 47 of Amendment No. 1 has been revised.

13.	Please provide us with copies of the “board books” distributed to the board in connection with its consideration of the transaction.

Response: In response to the Staff’s comment, supplemental materials have been provided under separate cover.

FCX’s Reasons for the Merger, page 46

14.	Please revise your disclosure to discuss in further detail the anticipated effects, both positive and negative, of the increased scale of the combined company in light of the fact that the companies operate in different industries. In addition, please discuss anticipated synergies, if any.

Response: In response to the Staff’s comment, the disclosure on pages 49 through 51 of Amendment No. 1 has been revised.

PXP’s Reasons for the Merger; Recommendation of the PXP Board of Directors, page 49

15.	Please describe the other alternatives available to PXP and whether they were considered by the PXP Board. Clarify why such alternatives were rejected.

WACHTELL, LIPTON, ROSEN & KATZ

John Reynolds

United States Securities and Exchange Commission

February 8, 2013

Response: As disclosed under “Proposal No. 1—The Merger—Background of the Merger,” PXP periodically evaluates opportunities to achieve long-term operational and financial goals and to enhance stockholder value through strategic transactions. The merger was a product of discussions between PXP and FCX regarding their long-term strategic goals and was negotiated as a strategic transaction, and for that reason the PXP Board did not undertake a formal sale process for PXP or separately seek out other alternatives to the merger. As discussed under “Proposal No. 1—The Merger—PXP’s Reasons for the Merger; Recommendation of the PXP Board of Directors,” the PXP Board did consider as an alternative to the merger the prospect of remaining an independent public company, including the potential for PXP stockholders to share in any future growth of the company and continued costs, risks and uncertainties associated with continuing to operate as a public company, and, for the reasons specified therein, concluded that the merger agreement and the merger are in the best interests of PXP’s stockholders.

Opinion of PXP’s Financial Advisor, page 52

16.	Please revise the Comparable Company Analysis and the Comparable Transactions Analysis sections to disclose the methodology and criteria used to select these companies and transactions. Please indicate whether the criteria were consistently applied and indicate whether any additional companies or transactions fit within these criteria but were not analyzed, and if so, why not. Also, please include the date of each transaction.

Response: In response to the Staff’s comment, the disclosure on pages 61, 62, 65 and 66 of Amendment No. 1 has been revised.

General, page 65

17.	Please provide quantitative disclosure of the fees paid or to be paid to Barclays and its affiliates in the various transactions with PXP and its affiliates described in the last paragraph on page 65. If such information is not available or would require unreasonable effort or expense to obtain, please revise your disclosure to provide an explanation of the reasons why such additional information is unavailable.

Response: In response to the Staff’s comment, the disclosure on page 69 of Amendment No. 1 has been revised.

WACHTELL, LIPTON, ROSEN & KATZ

John Reynolds

United States Securities and Exchange Commission

February 8, 2013

Employment Agreements and Letter Agreements, page 77

18.	Please attempt to quantify the annual compensation to be received by Mr. Flores following the merger. Also provide more details regarding the incentive compensation and benefit plans that will be provided to the executives under the letter agreements.

Response: In response to the Staff’s comment, the disclosure on pages 77 and 78 of Amendment No. 1 has been revised.

Merger-Related Compensation for PXP Named Executive Officers, page 80

19.	Please clearly label the table on page 81. In addition, please revise footnote one to the table to specify the time frame in which such termination must occur in order for the amount to become payable and the amount payable attributable to a single-trigger arrangement. See Instruction 5 to Item 402(t)(2) of Regulation S-K.

Response: In response to the Staff’s comment, the disclosure on pages 84 and 85 of Amendment No. 1 has been revised.

Unaudited Pro Forma Condensed Combined Financial Statements

Notes to the Unaudited Pro Forma Condensed Combined Balance Sheet

(1) Historical Financial Information, page 107

20.	It appears from your disclosure that the historical financial statements provided for PXP are unaudited pro forma financial statements based on an acquisition that PXP closed on November 30, 2012. Considering the materiality of this acquisition to PXP and FCX, please revise your pro forma presentation to present PXP’s actual historical financial statements at September 30, 2012, the pro forma impact of the acquisition that closed on November 30, 2012 and the pro forma balances for PXP on September 30, 2012 in separate columns.

Response: FCX’s presentation of PXP’s unaudited pro forma financial statements related to the acquisitions that PXP closed on November 30, 2012 (collectively referred to as the “GOM Acquisitions”) was based on Instruction 2 to Item 5 for Form S-4, which provides that “if pro forma information with respect to all other transactions is incorporated by reference pursuant to Item 11 or 15 of this Form only the pro forma results need to be presented as part of the pro forma financial information required by this Item.” Additionally, while the results of the GOM Acquisitions were significant to PXP, FCX determined that such acquisitions were not material to FCX. This conclusion was

WACHTELL, LIPTON, ROSEN & KATZ

John Reynolds

United States Securities and Exchange Commission

February 8, 2013

based on an evaluation of the value of the assets acquired by PXP in connection with the GOM Acquisitions (which were obtained from the unaudited pro forma condensed combined balance sheet at September 30, 2012, in the Current Report on Form 8-K/A filed by PXP on December 13, 2012) to FCX’s total assets at both September 30, 2012, and December 31, 2011, resulting in calculated values of 17 percent and 18 percent, respectively. For the reasons set forth above, FCX respectfully submits that it concluded that the presentation of PXP’s unaudited pro forma financial statements related to the GOM Acquisitions as PXP’s historical information is appropriate within the context of Instruction 2 to Item 5 for Form S-4.

(4) Financing and Other, page 109

21.	It appears the adjustments (D) through (G) relate to transactions that are not directly attributable to the acquisition. Pro forma adjustments (pursuant to Article 11 of Regulation S-X) shall give effect to events that are directly attributable to the acquisition and factually supportable. If you continue to believe your adjustments are appropriate, provide a detailed explanation supporting your conclusion and justify how your presentation is consistent with Article 11 of Regulation S-X.

Response: FCX believes that the $7.0 billion of borrowings under the bridge loan discussed in adjustment (D) are directly attributable to the acquisition as these borrowings will be used to satisfy both the requirement to refinance the senior revolving credit facility and term loans under PXP’s Amended and Restated Credit Agreement (the “Credit Facility”) and to finance the merger consideration for the acquisition. On November 30, 2012, PXP entered into the Credit Facility, which consisted of a $3.0 billion 5-year revolving line of credit, a 5-year term loan in the amount of $750 million, and a 7-year term loan in the amount of $1.25 billion. In accordance with the Credit Facility terms, the acquisition of PXP by FCX represents a change of control and an event of default that requires acceleration of maturity of all borrowings under the Credit Facility. Adjustment (D) reflects the $3,539 million of borrowings under the bridge loan necessary to repay this outstanding debt as of September 30, 2012. In addition, as described in Section 4.21(a) of the Agreement and Plan of Merger, dated December 5, 2012, by and among PXP, IMONC LLC and FCX, FCX executed debt commitment letters to secure financing for the purpose of funding the merger consideration and the fees and expenses related thereto. For these reasons, FCX concluded that the $7.0 billion of borrowings under the bridge loan to repay debt outstanding under the Credit Facility and to fund the cash portion of the merger consideration are directly attributable to the acquisition. In response to the Staff’s comment, the disclosure on page 112 of Amendment No. 1 has been revised to clarify the matters described above.

WACHTELL, LIPTON, ROSEN & KATZ

John Reynolds

United States Securities and Exchange Commission

February 8, 2013

FCX also believes that the $88 million of deferred financing costs described in adjustment (E) are directly attributable to the acquisition as they are a direct result of the borrowings under the bridge loan described in adjustment (D). However, since the bridge-loan has a 364-day term (i.e., the costs are short-term and not expected to have a continuing impact), FCX did not include amortization of these costs in the unaudited pro forma condensed combined statement of income. Additionally, the $74 million in estimated transaction costs was reflected as an adjustment to the unaudited pro forma condensed combined balance sheet at September 30, 2012, because these costs are directly related to the acquisition, but were excluded from the pro forma condensed combined income statements as FCX does not expect them to have a continuing impact.

Adjustment (F) relates to the tax benefits that will be realized as a direct result of the acquisition of PXP. Because FCX believes that the combined company will be able to release certain valuation allowances on U.S. minimum tax credits based on the guidance of Accounting Standards Codification Topic 740, Income Taxes, FCX will offset the increased deferred tax liability that will be recorded in acquisition accounting by minimum tax credits against which a valuation allowance has been provided. In response to the Staff’s comment, the disclosure on page 112 of Amendment No. 1 has been revised to clarify the matters described above.

FCX has reviewed adjustment (G) with respect to the requirements of Article 11 of Regulation S-X. Because the payment of regular quarterly dividends on common stock is not directly related to the transaction, and FCX does not consider these amounts to be material to investors, the disclosure on page 112 of Amendment No. 1 has been revised to remove adjustment (G) and the related disclosure.

22.	Considering the comment above, if you believe these transactions are probable and material to investors, but not directly attributable to the acquisition, please revise the presentation to present the impact of these transactions in a separate column after the pro forma balance attributable to the acquisition.

Response: In response to the Staff’s comment, the disclosure on page 112 of Amendment No. 1 has been revised in accordance with the response to comment 21 above.

23.	We note that the Pro Forma Financial Statements do not give effect to the proposed acquisition of MMR. Please revise to include the effects in the Pro Forma Financial Statements or tell us how you determined that the proposed acquisition is not significant or probable.

Response: FCX evaluated the proposed acquisition of both PXP and MMR under each of the significance tests and other applicable rules of Regulation S-X 3-05, and concluded that the pro forma financial statements included in the Form S-4 are not required to give effect to the proposed acquisition of MMR because it does not rise to the required level of

WACHTELL, LIPTON, ROSEN & KATZ

John Reynolds

United States Securities and Exchange Commission

February 8, 2013

significance. As required by Regulation S-X 3-05, FCX measured the significance of the proposed acquisition of MMR under each of the asset, investment and income tests, resulting in calculated values of nine percent, eleven percent and less than one percent, respectively. These calculations have been summarized in the following table ($ amounts in millions):

	FCX		MMR		%
Total assets at December 31, 2011	$32,070	(1)	$2,939	(2)	9%
Purchase price for MMR	N/A		$3,400	(3)	11%
Pre-tax income (loss) for the year ended December 31, 2011	$8,834	(1)	$(7	)(2)	0%

(1)

Represents total assets and income from continuing operations before taxes as disclosed in FCX’s audited financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2011.

(2)

Represents total assets and income from continuing operations before taxes as disclosed in MMR’s audited financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2011.

(3)	After considering FCX’s preexisting convertible preferred ownership in MMR, the actual amount of consideration transferred would be less than the $3.4 billion purchase price.

As presented above, the results of each of the tests were below the twenty percent threshold for significance.

FCX also considered whether any other individually insignificant acquisitions occurred that would, when combined with the proposed acquisition of MMR, be significant at the fifty percent level and therefore require presentation of pro forma financial statements for individually insignificant acquisitions on an aggregate basis. While FCX did not have any other individually insignificant acquisitions during 2012, in January 2013, FCX entered into a definitive agreement to acquire a cobalt refinery in Kokkola, Finland, and the related sales and marketing businesses (collectively referred to as “Kokkola”). FCX has evaluated the significance of Kokkola under each of the asset, investment and income tests, resulting in calculated values of one percent for each of the tests, which when combined with the proposed acquisition of MMR, does not meet the fifty percent level to require presentation of pro forma financial statements for individually insignificant acquisitions on an aggregate basis.

FCX also evaluated whether the proposed acquisition of MMR and the proposed acquisition of PXP constitute acquisitions of related businesses under Regulation S-X 3-05, which would require their evaluation for significance as a single business acquisition, and concluded that this standard was not met. In reaching this conclusion, FCX first considered whether MMR and PXP are under common control or management pursuant to Regulation S-X 3-05(a)(3)(i), and determined that they were not because of the diverse

WACHTELL, LIPTON, ROSEN & KATZ

John Reynolds

United States Securities and Exchange Commission

February 8, 2013

publicly traded ownership of both companies, the absence of a common controlling shareholder, and the absence of overlapping management other than the two designees of PXP who serve as directors of MMR. FCX also considered whether the proposed acquisitions of PXP and MMR are dependent on each other or a single common event or condition pursuant to Regulation S-X 3-05(a)(3)(ii) or (iii), and concluded that they are not, because the transactions are not cross-conditioned.

For the reasons set forth above, FCX concluded that the proposed acquisition of MMR is not significant at a level that requires the presentation of pro forma financial statements with respect to such transaction in the Form S-4.

Notes to the Unaudited Pro Forma Condensed Combined Statements of Income

(3) Pro Forma Adjustments, page 112

24.	It appears the adjustment (C) relates to a transaction that is not directly attributable to the acquisition. Pro forma adjustments (pursuant to Article 11 of Regulation S-X) shall give effect to events that are directly attributable to the acquisition, factually supportable, and expected to have a continuing impact. If you continue to believe your adjustment is appropriate, provide a detailed explanation supporting your conclusion and justify how your presentation is consistent with Article 11 of Regulation S-X.

Response: Adjustment (C) presents the pro forma effects to interest expense associated with the bridge loan financing and the adjustment to fair value the assumed debt obligations of PXP (excluding amounts refinanced in connection with the acquisition). As noted in the response to comment 21 above, FCX believes that the borrowings to fund the cash portion of the merger consideration and to repay debt outstanding under the Credit Facility are directly attributable to the acquisition, and therefore, that the associated interest expense impacts should be reflected as an adjustment to the unaudited pro forma condensed combined income statements.

25.	It appears from your disclosure that the effective rate for state taxes was utilized to calculate the pro forma income tax expense. Please revise to disclose the statutory tax rate or provide disclosure as to why state taxes were not calculated utilizing the statutory tax rate.

Response: The 2.5 percent state tax rate used to determine the estimated income tax effect of pro forma adjustments (except for net adjustments to interest expense) is a weighted average of the applicable statutory state tax rates (net of federal benefit). In response to the Staff’s comment, the disclosure on page 116 of Amendment No. 1 has been revised.

WACHTELL, LIPTON, ROSEN & KATZ

John Reynolds

United States Securities and Exchange Commission

February 8, 2013

Undertakings, page II-3

26.	Please include the undertakings required by Item 512(a)(5)(ii) and Item 512(a)(6) of Regulation S-K.

Response: In response to the Staff’s comment, the disclosure on pages II-3 and II-4 of Amendment No. 1 has been revised.

Exhibits

27.	Please revise Annex A to include a list briefly identifying the contents of all omitted schedules to the Agreement and Plan of Merger and the agreement to furnish supplementally a copy of any omitted schedule to the Commission upon request. See Item 601(b)(2) of Regulation S-K.

Response: In response to the Staff’s comment, the disclosure on page A-74 of Amendment No. 1 has been revised.

*        *        *        *        *         *

WACHTELL, LIPTON, ROSEN & KATZ

John Reynolds

United States Securities and Exchange Commission

February 8, 2013

We hope the foregoing has been responsive to the Staff’s comments. If you have any questions, please do not hesitate to contact the undersigned at (212) 403-1314 (telephone) or deshapiro@wlrk.com (e-mail).

We thank the Staff in advance for its assistance.

Sincerely,

/s/ David E. Shapiro

David E. Shapiro
Wachtell, Lipton, Rosen & Katz

cc:	Douglas N. Currault II, Freeport-McMoRan Copper & Gold Inc.
John F. Wombwell, Plains Exploration & Production Company
Michael E. Dillard and Sean T. Wheeler, Latham & Watkins LLP